Not FDIC Insured May Lose Value No Bank Guarantee
38965-Q3PH

Schedule of Investments
(unaudited)
Putnam Research Fund 2
Notes to Schedule of Investments 9

Putnam Investment Funds
Schedule of Investments (unaudited), April 30, 2025
Putnam Research Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Aerospace & Defense 1.5%
a
Boeing Co. (The) ................................... United States 5,944 $ 1,089,179
Howmet Aerospace, Inc. .............................. United States 21,640 2,998,871
Northrop Grumman Corp. ............................. United States 3,753 1,825,834
RTX Corp. ........................................ United States 17,439 2,199,581
8,113,465
Air Freight & Logistics 0.6%
FedEx Corp. ....................................... United States 16,529 3,476,545
Automobiles 2.1%
General Motors Co. .................................. United States 23,309 1,054,499
a
Tesla, Inc. ......................................... United States 35,489 10,013,576
11,068,075
Banks 2.4%
Bank of America Corp. ............................... United States 92,598 3,692,808
Citigroup, Inc. ...................................... United States 64,267 4,394,577
JPMorgan Chase & Co. ............................... United States 15,652 3,828,792
PNC Financial Services Group, Inc. (The) ................. United States 6,079 976,835
12,893,012
Beverages 1.4%
Coca-Cola Co. (The) ................................. United States 86,840 6,300,242
PepsiCo, Inc. ...................................... United States 8,745 1,185,647
7,485,889
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 22,732 4,435,013
Amgen, Inc. ....................................... United States 2,557 743,882
a
Ascendis Pharma A/S, ADR ........................... Denmark 10,408 1,773,940
Regeneron Pharmaceuticals, Inc. ....................... United States 1,236 740,067
a
Vertex Pharmaceuticals, Inc. ........................... United States 3,359 1,711,411
9,404,313
Broadline Retail 4.7%
a
Amazon.com, Inc. ................................... United States 137,417 25,342,443
Building Products 0.4%
Trane Technologies plc ............................... United States 5,984 2,293,727
Capital Markets 2.2%
BlackRock, Inc. ..................................... United States 3,330 3,044,486
Charles Schwab Corp. (The) ........................... United States 35,402 2,881,723
CME Group, Inc. .................................... United States 7,355 2,037,923
KKR & Co., Inc. ..................................... United States 18,411 2,103,825
Nasdaq, Inc. ....................................... United States 6,436 490,488
TPG, Inc., A ....................................... United States 32,310 1,500,799
12,059,244
Chemicals 1.6%
Corteva, Inc. ....................................... United States 69,427 4,303,780
DuPont de Nemours, Inc. ............................. United States 24,400 1,610,156
Eastman Chemical Co. ............................... United States 7,292 561,484
Linde plc .......................................... United States 1,425 645,853
PPG Industries, Inc. ................................. United States 13,147 1,431,182
8,552,455

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Research Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies 0.7%
Cintas Corp. ....................................... United States 5,506 $ 1,165,510
a
Copart, Inc. ........................................ United States 13,526 825,492
GFL Environmental, Inc. .............................. United States 15,619 779,388
Waste Connections, Inc. .............................. United States 5,803 1,146,847
3,917,237
Communications Equipment 1.4%
Cisco Systems, Inc. ................................. United States 130,955 7,560,032
Construction Materials 0.5%
CRH plc .......................................... United States 28,505 2,719,947
Consumer Finance 1.1%
Capital One Financial Corp. ........................... United States 32,628 5,881,523
Consumer Staples Distribution & Retail 2.4%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 2,764 324,936
Costco Wholesale Corp. .............................. United States 3,525 3,505,613
Target Corp. ....................................... United States 11,801 1,141,157
Walmart, Inc. ...................................... United States 82,550 8,027,987
12,999,693
Containers & Packaging 0.2%
Ball Corp. ......................................... United States 10,872 564,692
International Paper Co. ............................... United States 12,267 560,356
1,125,048
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................... United States 143,933 3,986,944
Electric Utilities 2.6%
Constellation Energy Corp. ............................ United States 3,476 776,677
NextEra Energy, Inc. ................................. United States 36,362 2,431,891
NRG Energy, Inc. ................................... United States 42,054 4,608,277
PG&E Corp. ....................................... United States 89,192 1,473,452
PPL Corp. ......................................... United States 99,094 3,616,931
Southern Co. (The) .................................. United States 12,819 1,177,938
14,085,166
Entertainment 2.4%
a
Live Nation Entertainment, Inc. ......................... United States 29,268 3,876,547
a
Netflix, Inc. ........................................ United States 3,413 3,862,560
a
Spotify Technology SA ................................ United States 3,644 2,237,343
Walt Disney Co. (The) ................................ United States 34,926 3,176,520
13,152,970
Financial Services 5.4%
Apollo Global Management, Inc. ........................ United States 14,405 1,965,994
a
Berkshire Hathaway, Inc., B ............................ United States 14,329 7,640,939
Corebridge Financial, Inc. ............................. United States 29,881 885,374
Mastercard, Inc., A .................................. United States 22,662 12,420,136
a
Toast, Inc., A ....................................... United States 29,410 1,046,408
Visa, Inc., A ........................................ United States 15,068 5,205,994
29,164,845
Food Products 0.5%
Mondelez International, Inc., A .......................... United States 36,483 2,485,587

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 0.7%
Canadian Pacific Kansas City Ltd. ....................... Canada 17,592 $ 1,274,892
Union Pacific Corp. .................................. United States 11,096 2,392,964
3,667,856
Health Care Equipment & Supplies 2.1%
Abbott Laboratories .................................. United States 15,664 2,048,068
Becton Dickinson & Co. ............................... United States 7,718 1,598,321
a
Boston Scientific Corp. ............................... United States 27,842 2,864,106
a
Intuitive Surgical, Inc. ................................ United States 4,905 2,529,999
Medtronic plc ...................................... United States 23,201 1,966,517
Stryker Corp. ...................................... United States 1,319 493,200
11,500,211
Health Care Providers & Services 2.8%
Cencora, Inc. ...................................... United States 2,397 701,530
Cigna Group (The) .................................. United States 2,273 772,911
CVS Health Corp. ................................... United States 26,247 1,750,937
HCA Healthcare, Inc. ................................. United States 1,852 639,088
McKesson Corp. .................................... United States 6,299 4,489,864
UnitedHealth Group, Inc. .............................. United States 16,104 6,625,830
14,980,160
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 17,304 2,640,417
Hotels, Restaurants & Leisure 0.9%
a
Chipotle Mexican Grill, Inc., A .......................... United States 26,157 1,321,452
McDonald's Corp. ................................... United States 7,287 2,329,289
Starbucks Corp. .................................... United States 15,266 1,222,043
4,872,784
Household Durables 0.3%
DR Horton, Inc. ..................................... United States 11,224 1,418,040
Household Products 1.1%
Clorox Co. (The) .................................... United States 6,633 943,876
Procter & Gamble Co. (The) ........................... United States 30,333 4,931,236
5,875,112
Industrial Conglomerates 0.8%
Honeywell International, Inc. ........................... United States 19,779 4,163,480
Industrial REITs 0.4%
Prologis, Inc. ....................................... United States 20,083 2,052,483
Insurance 3.7%
AIA Group Ltd. ..................................... Hong Kong 128,400 962,090
Allstate Corp. (The) .................................. United States 26,645 5,286,102
American International Group, Inc. ...................... United States 29,443 2,400,193
Arch Capital Group Ltd. ............................... United States 21,087 1,912,169
Assured Guaranty Ltd. ............................... United States 6,957 610,338
a
AXA SA ........................................... France 23,895 1,130,136
MetLife, Inc. ....................................... United States 17,393 1,310,910
Progressive Corp. (The) .............................. United States 10,902 3,071,530
Prudential plc ...................................... Hong Kong 60,966 648,238
Unum Group ....................................... United States 16,549 1,285,195
Willis Towers Watson plc .............................. United States 3,431 1,056,062
19,672,963

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Research Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 6.3%
Alphabet, Inc., A .................................... United States 111,810 $ 17,755,428
Meta Platforms, Inc., A ............................... United States 29,662 16,284,438
34,039,866
Life Sciences Tools & Services 1.4%
a
Bio-Rad Laboratories, Inc., A ........................... United States 4,596 1,121,792
Danaher Corp. ..................................... United States 7,375 1,470,059
a
ICON plc .......................................... United States 3,110 470,978
Thermo Fisher Scientific, Inc. .......................... United States 10,174 4,364,646
7,427,475
Machinery 1.5%
Fortive Corp. ....................................... United States 40,142 2,797,496
Ingersoll Rand, Inc. .................................. United States 20,285 1,530,097
Otis Worldwide Corp. ................................ United States 38,255 3,682,809
8,010,402
Media 0.1%
a
Charter Communications, Inc., A ........................ United States 967 378,929
Metals & Mining 0.5%
Agnico Eagle Mines Ltd. .............................. Canada 9,434 1,108,800
Glencore plc ....................................... Australia 504,435 1,653,909
2,762,709
Multi-Utilities 0.5%
Ameren Corp. ...................................... United States 13,558 1,345,496
CenterPoint Energy, Inc. .............................. United States 29,222 1,133,229
2,478,725
Oil, Gas & Consumable Fuels 3.5%
a
Antero Resources Corp. .............................. United States 27,514 958,313
BP plc ............................................ United States 274,134 1,265,784
Cenovus Energy, Inc. ................................ Canada 192,959 2,271,670
ConocoPhillips ..................................... United States 20,314 1,810,384
Exxon Mobil Corp. ................................... United States 90,263 9,534,481
Shell plc .......................................... United States 93,199 3,007,694
18,848,326
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 44,640 1,248,134
Pharmaceuticals 3.1%
Eli Lilly & Co. ...................................... United States 11,564 10,395,458
a
Innoviva, Inc. ...................................... United States 63,237 1,181,900
Johnson & Johnson ................................. United States 19,104 2,986,146
Merck & Co., Inc. ................................... United States 24,087 2,052,212
16,615,716
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................. United States 7,185 877,863
Semiconductors & Semiconductor Equipment 10.7%
Analog Devices, Inc. ................................. United States 31,861 6,210,346
Broadcom, Inc. ..................................... United States 59,066 11,368,433
Marvell Technology, Inc. .............................. United States 124,510 7,267,649
NVIDIA Corp. ...................................... United States 275,167 29,971,190

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ................................... United States 16,364 $ 2,429,399
57,247,017
Software 9.8%
a
AppLovin Corp., A ................................... United States 2,942 792,310
Microsoft Corp. ..................................... United States 87,982 34,775,765
Oracle Corp. ....................................... United States 49,096 6,908,789
Roper Technologies, Inc. .............................. United States 3,498 1,959,160
Salesforce, Inc. ..................................... United States 30,787 8,272,776
52,708,800
Specialized REITs 1.2%
American Tower Corp. ................................ United States 27,793 6,264,820
Specialty Retail 1.8%
Home Depot, Inc. (The) ............................... United States 11,185 4,032,081
Lowe's Cos., Inc. .................................... United States 13,060 2,919,693
a
O'Reilly Automotive, Inc. .............................. United States 224 317,005
TJX Cos., Inc. (The) ................................. United States 19,518 2,511,576
9,780,355
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. ........................................ United States 136,826 29,075,525
b
Seagate Technology Holdings plc ....................... United States 105,220 9,578,177
38,653,702
Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., A ................................ United States 51,527 824,947
a
Lululemon Athletica, Inc. .............................. United States 3,950 1,069,542
NIKE, Inc., B ....................................... United States 5,766 325,202
a
On Holding AG, A ................................... Switzerland 17,781 855,444
3,075,135
Tobacco 0.7%
Philip Morris International, Inc. ......................... United States 21,635 3,707,374
Trading Companies & Distributors 0.3%
United Rentals, Inc. .................................. United States 2,895 1,828,048
Total Common Stocks (Cost $338,936,630) ...................................
534,565,062
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
c
U.S. Treasury Notes , 0.25%, 9/30/25 ..................... United States 123,000 121,011
Total U.S. Government and Agency Securities (Cost $121,011) ..................
121,011
Total Long Term Investments (Cost $339,057,641) .............................
534,686,073
a

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Research Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.1%
Calls - Over-the-Counter
Equity Options 0.1%
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $125.00, Expires 1/16/26 ................... 25,837,625 2,351,999,004 $ 412,287
Southwest Airlines Co., Counterparty CITI, January Strike Price
$40.00, Expires 1/16/26 ............................. 861,160 24,078,034 14,933
427,220
Total Options Purchased (Cost $594,908) ....................................
427,220
Short Term Investments 0.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
d,e
U.S. Treasury Bills ,
3.94%, 5/15/25 ................................... United States 100,000 99,836
4.03%, 5/20/25 ................................... United States 200,000 199,553
4.13%, 10/02/25 ................................... United States 200,000 196,510
495,899
Total U.S. Government and Agency Securities (Cost $495,934) ..................
495,899
Shares
Money Market Funds 0.5%
f,g
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 2,946,997 2,946,997
Total Money Market Funds (Cost $2,946,997) .................................
2,946,997
Total Short Term Investments (Cost $3,442,931 ) ...............................
3,442,896
a
Total Investments (Cost $343,095,480) 100.2% ................................
$538,556,189
Options Written (0.0)%
†
....................................................
(233,527)
Other Assets, less Liabilities (0.2)% .........................................
(691,736)
Net Assets 100.0% .........................................................
$537,630,926
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $135.00, Expires 1/16/26 ................... 27,904,635 2,540,158,924 $(233,527)
(233,527)
Total Options Written (Premiums received $341,056) ..........................
$ (233,527)

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At April 30, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 12 .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the value of this security pledged amounted to $429,086, representing 0.1% of net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... GSCO Sell 978,400 125,881 5/21/25 $ — $ (306)
Hong Kong Dollar ... HSBK Sell 17,993,900 2,315,272 5/21/25 — (5,453)
Hong Kong Dollar ... SSBT Buy 18,106,000 2,330,167 5/21/25 5,016 —
Hong Kong Dollar ... SSBT Sell 7,403,400 952,688 5/21/25 — (2,150)
British Pound ...... BOFA Sell 2,604,500 3,339,542 6/18/25 — (132,108)
British Pound ...... BZWS Sell 204,700 262,981 6/18/25 — (9,873)
British Pound ...... GSCO Sell 45,100 57,860 6/18/25 — (2,256)
British Pound ...... HSBK Sell 67,200 86,151 6/18/25 — (3,423)
British Pound ...... MSCO Sell 591,200 760,239 6/18/25 — (27,797)
British Pound ...... SSBT Buy 763,100 986,303 6/18/25 30,866 —
British Pound ...... SSBT Sell 366,100 469,626 6/18/25 — (18,365)
British Pound ...... UBSW Sell 1,177,100 1,510,158 6/18/25 — (58,849)
British Pound ...... WPAC Sell 1,002,600 1,286,361 6/18/25 — (50,048)
Danish Krone ...... BOFA Sell 8,019,300 1,160,764 6/18/25 — (60,368)
Danish Krone ...... CITI Sell 6,365,700 924,124 6/18/25 — (45,207)
Euro ............. BZWS Buy 162,200 173,388 6/18/25 10,917 —
Euro ............. BZWS Sell 1,093,700 1,177,745 6/18/25 — (65,007)
Euro ............. CITI Sell 1,161,600 1,250,666 6/18/25 — (69,239)
Euro ............. MSCO Buy 539,100 585,487 6/18/25 27,082 —
Euro ............. SSBT Buy 2,596,100 2,820,366 6/18/25 129,536 —
Euro ............. SSBT Sell 99,700 107,356 6/18/25 — (5,931)
Euro ............. UBSW Sell 1,061,600 1,142,770 6/18/25 — (63,507)
Swedish Krona ..... MSCO Sell 21,496,500 2,140,074 6/18/25 — (90,614)
Canadian Dollar .... BOFA Sell 850,700 597,607 7/16/25 — (21,856)
Canadian Dollar .... CITI Sell 1,801,600 1,265,371 7/16/25 — (46,520)
Canadian Dollar .... HSBK Sell 149,500 105,002 7/16/25 — (3,862)
Canadian Dollar .... JPHQ Sell 1,856,400 1,303,871 7/16/25 — (47,924)
Canadian Dollar .... MSCO Sell 40,400 28,375 7/16/25 — (1,044)
Canadian Dollar .... SSBT Sell 5,200 3,651 7/16/25 — (135)
Canadian Dollar .... TDOM Sell 1,631,300 1,145,770 7/16/25 — (42,112)
Canadian Dollar .... UBSW Sell 1,942,500 1,364,374 7/16/25 — (50,118)
Total Forward Exchange Contracts ................................................... $203,417 $(924,072)
Net unrealized appreciation (depreciation) ............................................ $(720,655)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Investment Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.468% ...... $10,976,362 $71,883,652 $(79,913,017) $— $— $2,946,997 2,946,997 $401,653
Total Affiliated Securities ... $10,976,362 $71,883,652 $(79,913,017) $— $— $2,946,997 $401,653
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Research Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,113,465 $ — $ — $ 8,113,465
Air Freight & Logistics ................... 3,476,545 — — 3,476,545
Automobiles .......................... 11,068,075 — — 11,068,075
Banks ............................... 12,893,012 — — 12,893,012
Beverages ........................... 7,485,889 — — 7,485,889
Biotechnology ......................... 9,404,313 — — 9,404,313
Broadline Retail ....................... 25,342,443 — — 25,342,443
Building Products ...................... 2,293,727 — — 2,293,727
Capital Markets ........................ 12,059,244 — — 12,059,244
Chemicals ........................... 8,552,455 — — 8,552,455
Commercial Services & Supplies ........... 3,917,237 — — 3,917,237
Communications Equipment .............. 7,560,032 — — 7,560,032
Construction Materials .................. 2,719,947 — — 2,719,947
Consumer Finance ..................... 5,881,523 — — 5,881,523
Consumer Staples Distribution & Retail ...... 12,999,693 — — 12,999,693
Containers & Packaging ................. 1,125,048 — — 1,125,048
Diversified Telecommunication Services ..... 3,986,944 — — 3,986,944
Electric Utilities ........................ 14,085,166 — — 14,085,166
Entertainment ......................... 13,152,970 — — 13,152,970
Financial Services ...................... 29,164,845 — — 29,164,845
Food Products ........................ 2,485,587 — — 2,485,587
Ground Transportation .................. 3,667,856 — — 3,667,856
Health Care Equipment & Supplies ......... 11,500,211 — — 11,500,211
Health Care Providers & Services .......... 14,980,160 — — 14,980,160
Health Care REITs ..................... 2,640,417 — — 2,640,417
Hotels, Restaurants & Leisure ............. 4,872,784 — — 4,872,784
Household Durables .................... 1,418,040 — — 1,418,040
Household Products .................... 5,875,112 — — 5,875,112
Industrial Conglomerates ................ 4,163,480 — — 4,163,480
Industrial REITs ....................... 2,052,483 — — 2,052,483
Insurance ............................ 16,932,499 2,740,464 — 19,672,963
Interactive Media & Services .............. 34,039,866 — — 34,039,866
Life Sciences Tools & Services ............ 7,427,475 — — 7,427,475
Machinery ............................ 8,010,402 — — 8,010,402
Media ............................... 378,929 — — 378,929
Metals & Mining ....................... 1,108,800 1,653,909 — 2,762,709
Multi-Utilities .......................... 2,478,725 — — 2,478,725
Oil, Gas & Consumable Fuels ............. 14,574,848 4,273,478 — 18,848,326
Passenger Airlines ..................... 1,248,134 — — 1,248,134
Pharmaceuticals ....................... 16,615,716 — — 16,615,716
Real Estate Management & Development .... 877,863 — — 877,863
Semiconductors & Semiconductor Equipment . 57,247,017 — — 57,247,017
Software ............................. 52,708,800 — — 52,708,800
Specialized REITs ...................... 6,264,820 — — 6,264,820
Specialty Retail ........................ 9,780,355 — — 9,780,355
Technology Hardware, Storage & Peripherals . 38,653,702 — — 38,653,702
Textiles, Apparel & Luxury Goods .......... 3,075,135 — — 3,075,135
Tobacco ............................. 3,707,374 — — 3,707,374
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Research Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 1,828,048 $ — $ — $ 1,828,048
U.S. Government and Agency Securities ....... — 121,011 — 121,011
Options Purchased ....................... — 427,220 — 427,220
Short Term Investments ................... 2,946,997 495,899 — 3,442,896
Total Investments in Securities ........... $528,844,208 $9,711,981
a
$— $538,556,189
Other Financial Instruments:
Forward Exchange Contracts ............... $— $203,417 $— $203,417
Total Other Financial Instruments ......... $— $203,417 $— $203,417
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $233,527 $— $233,527
Forward Exchange Contracts ............... — 924,072 — 924,072
Total Other Financial Instruments ......... $— $1,157,599 $— $1,157,599
a
Includes foreign securities valued at $8,667,851, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR American Depositary Receipt
REIT Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.